LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 41,706	$ 38,756
Current portion of long-term debt	(1,898)	(1,320)
Unamortized debt discount and issue costs	(239)	(243)
Fair value adjustments	76	148
Noncurrent portion of long-term debt	39,645	37,341
Fair value adjustments of interest rate hedge	64	0
Repayments of Long-term Debt [Abstract]
2023	1,898
2024	2,782
2025	2,827
2026	2,278
2027	3,113
COLUMBIA PIPELINE GROUP, INC.3
Debt Instrument [Line Items]
Fair value adjustments of interest rate hedge	140	148
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	34,998	33,427
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	919	899
Medium Term Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 13,966	$ 12,491
Interest Rate	4.50%	4.20%	4.50%	4.20%
Senior Unsecured Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 21,032	$ 20,936	$ 15,542	$ 16,542
Interest Rate	4.90%	4.80%	4.90%	4.80%
Senior Unsecured Notes | COLUMBIA PIPELINE GROUP, INC.3
Debt Instrument [Line Items]
Outstanding	$ 2,030	$ 1,898	$ 1,500	$ 1,500
Interest Rate	4.90%	4.90%	4.90%	4.90%
Senior Unsecured Notes | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Outstanding	$ 1,587	$ 472	$ 1,172	$ 372
Interest Rate	4.10%	5.30%	4.10%	5.30%
Senior Unsecured Notes | TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 1,150	$ 1,076	$ 850
Interest Rate	4.20%	4.20%	4.20%	4.20%
Senior Unsecured Notes | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding	$ 440	$ 411	$ 325	$ 325
Interest Rate	4.30%	4.30%	4.30%	4.30%
Senior Unsecured Notes | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Outstanding	$ 338	$ 316	$ 250	$ 250
Interest Rate	2.80%	2.80%	2.80%	2.80%
Senior Unsecured Notes | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding	$ 198	$ 211	$ 146	$ 167
Interest Rate	7.60%	7.60%	7.60%	7.60%
Debentures and Notes, Maturity Date of 2024 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 100	$ 100
Interest Rate	9.90%	9.90%	9.90%	9.90%
Debentures and Notes, Maturity Date of 2023 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 271	$ 254	$ 200	$ 200
Interest Rate	7.90%	7.90%	7.90%	7.90%
Medium-Term Notes, Maturity between 2025 and 2030 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 504	$ 504
Interest Rate	7.40%	7.40%	7.40%	7.40%
Medium-Term Notes, Maturity Date of 2026 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 44	$ 41	$ 33	$ 33
Interest Rate	7.50%	7.50%	7.50%	7.50%
Unsecured Term Loan | TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Outstanding	$ 46	$ 46	$ 34	$ 36
Interest Rate	6.50%	1.30%	6.50%	1.30%